As filed with the Securities and Exchange Commission on May 1, 2003

                                                      Registration No. 333-42113

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                         POST-EFFECTIVE AMENDMENT NO. 6

A. Exact name of trust:            Pioneer Independence Plans

B. Name of depositor:              Pioneer Funds Distributor, Inc.

C. Complete address of depositor's
   principal executive offices:    60 State Street
                                   Boston, MA 02109-1820

D. Name and complete address
   of agent for service:           Dorothy E. Bourassa, Esq.
                                   Pioneer Investment Management USA Inc.
                                   60 State Street
                                   Boston, MA 02109

   Copy to:                        Joseph P. Barri, Esq.
                                   Hale and Dorr LLP
                                   60 State Street
                                   Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

E. Title of securities being
   registered:                     Pioneer Independence Plans

F. Approximate date of proposed
   public offering:                Not applicable

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487

                           PIONEER INDEPENDENCE PLANS


               Reconciliation and Tie of Information in Prospectus
                      with Items of Form N-8B-2 pursuant to
                            Instruction 4 of Form S-6

ITEM
NUMBER              LOCATION IN PROSPECTUS OR PROSPECTUS CAPTION(S)

I.  ORGANIZATION AND GENERAL INFORMATION
1. (a)              Cover page; Employer identification numbers
1. (b)              Cover page
2.                  Basic information about the plans; The sponsor; Employer
                    identification numbers
3.                  The custodian; Employer identification numbers
4.                  Basic information about the plans; The sponsor; Employer
                    identification numbers
5.                  The sponsor; The custodian
6. (a)              Basic information about the plans; The custodian
6. (b)              Basic information about the plans; The custodian
7.                  Not applicable
8.                  Omitted pursuant to Instruction 3(a) of Form S-6
9.                  Not applicable

II.  GENERAL DESCRIPTION OF TRUST AND SECURITIES OF THE TRUST
10. (a)             Basic information about the plans; The custodian;
                    Accompanying prospectus for Pioneer Independence Fund
10. (b)             Dividends, capital gains and taxes
10. (c)             General rules on withdrawals and terminations
10. (d)             Partial withdrawals without terminating a plan; Terminating your plan; Systematic withdrawal program; Transfer or
                    assignment of rights in a plan; Fund substitution
10. (e)             Cancellation rights; Surrender rights; Replacement of
                    partial withdrawals without terminating a plan; Replacement privilege on termination; Termination of a plan by Pioneer or State Street Bank
10. (f)             Basic information about the plans; Voting rights in fund
                    shares
10. (g) (1)         Creation and sales charge; Fund substitution
10. (g) (2)         Fund substitution
10. (g) (3)         Basic information about the plans
10. (g) (4)         Basic information about the plans
10. (h) (1)         Fund substitution
10. (h) (2)         Basic information about the plans
10. (h) (3)         Basic information about the plans; The custodian
10. (h) (4)         Basic information about the plans; The custodian
10. (i)             Extended investment option; Creation and sales charges;
                    Qualifying for reduced sales charges; Purchasing Two or
                    more plans; Rights of accumulation; Making investments ahead of schedule to complete a plan early; Changing the face
                    amount of you plan; Requesting a transaction; Retirement
                    plans; Voluntary tax withholding; Other policies
11.                 Basic information about the plans; Basic information
                    about the plans and fund
12. (a)             Basic information about the plans
12. (b)             Not applicable
12. (c)             Accompanying prospectus for Pioneer Independence Fund
12. (d)             Accompanying prospectus for Pioneer Independence Fund
12. (e)             Not applicable
13. (a)             Basic information about the plans and fund; Choosing a face amount; Creation and sales charges; Service charges and
                    other fees; Accompanying prospectus for Pioneer Independence
                    Fund
13. (b)-(e)         Creation and sales charge; Choosing a face amount; A typical
                    $100 monthly investment plan; Creation and sales charges;
                    Qualifying for reduced sales charges; Purchasing two or more plans; Rights of accumulation; Changing the face amount of your plan
13. (f)             Omitted pursuant to Instruction 3 of Form S-6
13. (g)             Omitted pursuant to Instruction 3 of Form S-6
14.                 Basic information about the plans; Investments, withdrawals and terminations; General rules on withdrawals and
                    terminations; The custodian
15.                 Automatic investments; By check
16.                 Basic information about the plans; The custodian;
                    Accompanying prospectus for Pioneer Independence Fund
17. (a)             General rules on withdrawals and terminations; Systematic
                    withdrawal program
17. (b)             Basic information about the plans; The custodian;
                    Accompanying prospectus for Pioneer Independence Fund
17. (c)             Investments, withdrawals and terminations; Termination
                    of a plan by Pioneer or State Street Bank
18. (a)             Omitted pursuant to Instruction 3 of Form S-6
18. (b)             Dividends, capital gains and taxes; Accompanying prospectus for Pioneer Independence Fund
18. (c)             Omitted pursuant to Instruction 3 of Form S-6
18. (d)             Omitted pursuant to Instruction 3 of Form S-6
19.                 Statements, reports and notices; Dividends, capital gains
                    and taxes
20. (a)             Omitted pursuant to Instruction 3 of Form S-6
20. (b)             The custodian
20. (c)             The custodian
20. (d)             Omitted pursuant to Instruction 3 of Form S-6
20. (e)             The sponsor
20. (f)             Omitted pursuant to Instruction 3 of Form S-6
21. (a)             Omitted pursuant to Instruction 3 of Form S-6
21. (b)             Omitted pursuant to Instruction 3 of Form S-6
21. (c)             Omitted pursuant to Instruction 3 of Form S-6
22.                 Custodian Agreement (exhibit)
23.                 Response set forth in Form N-8B-2 only
24.                 Omitted pursuant to Instruction 3 of Form S-6

VI.  ORGANIZATION, PERSONNEL AND AFFILIATED PERSONS OF DEPOSITOR
25.                 The sponsor
26. (a)             Financial statements
26. (b) (1)         Basic information about the plans and fund; Accompanying
                    prospectus for Pioneer Independence Fund
26. (b) (2)         Basic information about the plans and fund; Accompanying
                    prospectus for Pioneer Independence Fund
26. (b) (3)         Basic information about the plans and fund; Accompanying
                    prospectus for Pioneer Independence Fund
26. (b) (4)         Accompanying prospectus for Pioneer Independence Fund
27.                 The sponsor; Accompanying prospectus for Pioneer
                    Independence Fund
28. (a)             The sponsor
28. (b)             Names, positions and offices
29.                 The sponsor
30.                 Omitted pursuant to Instruction 3 of Form S-6
31.                 Omitted pursuant to Instruction 3 of Form S-6
32.                 Omitted pursuant to Instruction 3 of Form S-6
33.                 Omitted pursuant to Instruction 3 of Form S-6
34.                 Omitted pursuant to Instruction 3 of Form S-6

IV.  DISTRIBUTION AND REDEMPTION OF SECURITIES
35. (A)             Pioneer Independence Plans
35. (B)             Omitted pursuant to Instruction 3 of Form S-6
35. (C)             Omitted pursuant to Instruction 3 of Form S-6
36.                 Omitted pursuant to Instruction 3 of Form S-6
37.                 Omitted pursuant to Instruction 3 of Form S-6
38. (a)             Basic information about the plans
38. (b)             The sponsor
38. (c)             Face amount; The sponsor
39. (a)             The sponsor
39. (b)             The sponsor
40.                 Financial statements
41. (a)             The sponsor; Accompanying prospectus for Pioneer
                    Independence Fund
41. (b)             Omitted pursuant to Instruction 1 of Form S-6
41. (c)             Omitted pursuant to Instruction 1 of Form S-6
42.                 Omitted pursuant to Instruction 3 of Form S-6
43.                 Omitted pursuant to Instruction 3 of Form S-6
44. (a)             Accompanying prospectus for Pioneer Independence Fund
44. (b)             Financial statements
44. (c)             15-Year Plan; 25-Year Plan Extended Investment Option;
                    Purchasing two or more plans; Rights of accumulation
45.                 Omitted pursuant to Instruction 3 of Form S-6
46.                 Omitted pursuant to Instruction 3 of Form S-6
47.                 Basic information about the plans and fund; Fund
                    substitution; The custodian

V.  INFORMATION CONCERNING THE TRUSTEE OR CUSTODIAN
48.                 The custodian
49.                 Service charges and other fees
50.                 Omitted pursuant to Instruction 3 of Form S-6

VI.  INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES
51.                 Omitted pursuant to Instruction 3 of Form S-6

VII.  POLICY OF REGISTRANT/REGULATED INVESTMENT COMPANY
52. (a)             Fund substitution
52. (b)             Omitted pursuant to Instruction 3 of Form S-6
52. (c) (1)         Fund substitution
52. (c) (2)         Fund substitution
52. (c) (3)         Omitted pursuant to Instruction 3 of Form S-6
52. (c) (4)         Fund substitution
52. (c) (5)         Fund substitution
52. (d)             Omitted pursuant to Instruction 3 of Form S-6
53.                 Dividends, capital gains and taxes; Accompanying
                    prospectus for Pioneer Independence Fund

VIII.  FINANCIAL AND STATISTICAL INFORMATION
54.                 Omitted pursuant to Instruction 3 of Form S-6
55.                 A typical $100 monthly investment plan
56.                 Omitted pursuant to Instruction 1 of Form S-6
57.                 Omitted pursuant to Instruction 1 of Form S-6
58.                 Omitted pursuant to Instruction 1 of Form S-6
59. (a)(1)          Balance sheet, statements of operations, statements of
                    changes in net assets and notes to financial statements
                    at December 31, 2002 for Pioneer Independence Plans
59. (a)(2)          Not applicable
59. (c)(1)          Statement of financial condition at December 31, 2002
                    for Pioneer Funds Distributor, Inc.
59. (c)(2)          Statement of operations, statement of changes in
                    stockholder's equity, statement of cash flows and notes to financial statements at December 31, 2002 for Pioneer Funds
                    Distributor, Inc.

                                                      [PIONEER INVESTMENTS LOGO]
PIONEER

Independence Plans

Prospectus, May 1, 2003

          CONTENTS
          Basic information about the plans                                   1

          Basic information about the plans and fund                          2

          Investments, withdrawals and terminations                           3

          Plan owner options and services                                    10

          Plan rights and policies                                           11

          Dividends, capital gains and taxes                                 14

          Service charges and other fees                                     15

          Additional information                                             15

          Financial statements                                               17

The plan prospectus must be accompanied by the fund's current prospectus. You should read both prospectuses and keep them for future reference.

Shares of the fund are offered to the general public only through the plans.

You have the right to a refund of the current value of your fund shares during the 18 months after your plan purchase. You also have other limited refund rights under the conditions described in more detail under "Plan rights and policies."

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Neither the Securities and Exchange Commission nor any state securities agency has approved the plans or the fund's shares or determined whether these prospectuses are accurate or complete. Any representation to the contrary is a crime.

BASIC INFORMATION ABOUT THE PLANS


Pioneer Funds Distributor, Inc., the plans' sponsor (Pioneer), designed
PIONEER INDEPENDENCE PLANS to help you create an investment fund for future capital or income needs and build equity over a period of years by systematically investing a modest sum each month in shares of Pioneer Independence Fund. Under a plan, you make fixed monthly investments for 15 years (a total of 180 investments), with the option to make additional monthly investments for 25 years (a total of 300 investments).

You should consider the following aspects of the plan before making an investment:

          - A plan represents an agreement among you, Pioneer, and State Street Bank and Trust Company, the plan's custodian. Under this agreement, the custodian applies your plan investments (after deduction of creation and sales charges and other fees) to the purchase of shares of the fund at net asset value. No agent or other person has the authority to modify, alter or otherwise change the terms of the plan or to bind Pioneer, the custodian or the issuer of fund shares by any statement, written or oral, not contained in this prospectus.

          - Pioneer receives a creation and sales charge as compensation for its services and costs in creating the plans and arranging for their administration, for making fund shares available to you at their net asset value and for certain selling expenses and commissions with respect to the plans. The custodian deducts this charge from each of your first 12 monthly plan investments. There is no creation and sales charge on investments 13 through 180 (or on investments under the extended investment option).
          - If you complete all scheduled payments under a 15-year plan, you will pay a maximum creation and sales charge of 3.33% of the total plan investments. If, however, you withdraw part of your investment or terminate your plan before making the first 12 investments in your plan, you will probably lose money because of the creation and sales charge. If you terminate your plan after 18 months, the creation and sales charge may amount to as much as 31.6% of your plan investments. You should therefore consider a plan a long-term investment.
          - Your plan's value is based on the value of the fund shares in your plan. The value of the fund shares is, in turn, based on the value of the securities in its portfolio. The fund's investment results will vary depending on the composition of its portfolio, market conditions and the fund's operating expenses. A plan calls for monthly investments at regular intervals regardless of the price of fund shares. You should therefore consider your financial ability to continue investments in a plan. You will lose money if you terminate your plan at a time when the value of the fund shares in your plan is less than your plan's cost.
          - Your plan investments are not direct ownership of fund shares. Rather, your plan represents an interest in a trust that has direct ownership of the fund's shares on behalf of each plan owner. You have only a beneficial interest in the underlying shares of the fund. You will, however, retain full voting rights with respect to the underlying shares of the fund. The custodian will vote the shares held for your account in accordance with your instructions.
          - The custodian or Pioneer may terminate your plan if you fail to make investments under your plan for a period of 12 consecutive months or if fund shares are not available and a substitution is not made. You will be notified of any substitution of the plan's underlying investment.
          - Pioneer is not required to notify you or seek your approval prior to replacing the custodian. The terms of the custodian agreement, however, cannot be amended to adversely affect your rights and privileges without obtaining your written consent.

[SIDENOTE]

            CREATION AND SALES CHARGE

            The custodian will deduct a creation and sales charge, sometimes called a front-end load, of up to 50% from each of your first 12 investments.

BASIC INFORMATION ABOUT THE PLANS AND FUND

You should read the attached prospectus for the fund before investing. The following is only a summary of the information contained in the fund's prospectus.

INVESTMENT OBJECTIVE OF THE FUND

Growth of capital.

FUND INVESTMENT

The fund invests at least 80% of its assets in common stocks and securities that trade like common stocks. Pioneer Investment Management, Inc. (Pioneer Investments) is the fund's investment adviser. Even though the fund seeks capital growth, you could lose money on your investment.


FEES AND EXPENSES
These are the fees and expenses, based on plan creation and sales charges and the fund's latest fiscal year, you may pay if you invest in a plan.

PLAN OWNER FEES PAID
DIRECTLY FROM YOUR INVESTMENT

Maximum sales charge (load) when you buy shares as a percentage of offering price                            50.00%(1)

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND


as a percentage of average daily net assets(2)
Management Fee                                                                                                 0.75%

Distribution and Service (12b-1) Fee                                                                           0.25%

Other Expenses                                                                                                 1.65%

Total Operating Expenses                                                                                       2.65%

Fee Waiver and Expense Limitation(2)                                                                          (1.15)%

Net Expenses(2)                                                                                                1.50%


(1) A creation and sales charge of up to 50% may be deducted from your first 12 investments. There is no creation and sales charge on investments 13 through 180 (or on investments under the extended investment option). If you complete scheduled payments over a 15-year plan, you will pay a creation and sales charge of up to 3.33%.

(2) The expenses in the table above reflect the expense limitation in effect during the fiscal year ending December 31, 2003 under which Pioneer Investments has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce expenses to 1.50% of the fund's average daily net assets. See the Pioneer Independence Fund statement of additional information for details regarding the expense limitation agreement.


EXAMPLE


This example helps you compare the cost of investing in a plan with the cost of investing in other mutual fund investments. It assumes that: a) you make a $75 monthly investment in the plan for the time periods shown (a total investment of $13,500 after completing a 15-year plan), b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same and e) Pioneer Investments' expense limitation is in effect for year one.


Although your actual costs may be higher or lower, under these assumptions your costs would be:


                  IF YOU SELL YOUR SHARES                              IF YOU DO NOT SELL YOUR SHARES
-------------------------------------------------------------------------------------------------------------------
                                      NUMBER OF YEARS YOU OWN YOUR SHARES
-------------------------------------------------------------------------------------------------------------------
        1             3             5            10             1              3             5            10
-------------------------------------------------------------------------------------------------------------------
      $ 71          $ 529         $ 706        $ 1,623        $ 454          $ 529         $ 706        $ 1,623

INVESTMENTS, WITHDRAWALS AND TERMINATIONS

CHOOSING A FACE AMOUNT

Use the following tables to select among the range of available monthly plan investment options. Each table shows the face amount of the plan, the creation and sales charges that will be charged and the total charges as a percentage of the total amount invested under a plan and as a percentage of the net amount invested. This information is based solely on investments made under a plan and does not reflect any investment performance, dividend or income from the fund over the period of a plan, or expenses of the fund or any other charges.

The creation and sales charges shown are specified under the plans and may not be increased. The fund also incurs expenses, which are not specified under the terms of the plans and may vary from year to year.

15-YEAR PLAN

Use this table to select your monthly plan investment for a 15-year plan.

                                                            CREATION AND SALES CHARGE
                                 -------------------------------------------------------------------------------------------
                           FACE
           MONTHLY        AMOUNT           PER            PER                                         TO NET      MONTHLY
              PLAN        (TOTAL    INVESTMENT     INVESTMENT      TOTAL SALES       TO TOTAL     INVESTMENT         PLAN
        INVESTMENT    INVESTMENT)    1 THRU 12    13 THRU 180        CHARGE(A)     INVESTMENT      IN SHARES    INVESTMENT
----------------------------------------------------------------------------------------------------------------------------
     $       50.00 $    9,000.00    $    25.00          $ 0        $    300.00          3.33%          3.45%   $    50.00
             75.00     13,500.00         37.50            0             450.00          3.33%          3.45%        75.00
            100.00     18,000.00         50.00            0             600.00          3.33%          3.45%       100.00
            125.00     22,500.00         62.50            0             750.00          3.33%          3.45%       125.00
            150.00     27,000.00         75.00            0             900.00          3.33%          3.45%       150.00
            166.66     29,998.80         83.33            0             999.96          3.33%          3.45%       166.66
            200.00     36,000.00        100.00            0           1,200.00          3.33%          3.45%       200.00
            250.00     45,000.00        125.00            0           1,500.00          3.33%          3.45%       250.00
            291.66     52,498.80        145.83            0           1,749.96          3.33%          3.45%       291.66
            300.00     54,000.00        150.00            0           1,800.00          3.33%          3.45%       300.00
            350.00     63,000.00        175.00            0           2,100.00          3.33%          3.45%       350.00
            400.00     72,000.00        200.00            0           2,400.00          3.33%          3.45%       400.00
            450.00     81,000.00        225.00            0           2,700.00          3.33%          3.45%       450.00
            500.00     90,000.00        250.00            0           3,000.00          3.33%          3.45%       500.00
            600.00    108,000.00        300.00            0           3,600.00          3.33%          3.45%       600.00
            700.00    126,000.00        350.00            0           4,200.00          3.33%          3.45%       700.00
            800.00    144,000.00        400.00            0           4,800.00          3.33%          3.45%       800.00
            900.00    162,000.00        450.00            0           5,400.00          3.33%          3.45%       900.00
          1,000.00    180,000.00        500.00            0           6,000.00          3.33%          3.45%     1,000.00
          1,250.00    225,000.00        625.00            0           7,500.00          3.33%          3.45%     1,250.00
          1,500.00    270,000.00        675.00            0           8,100.00          3.00%          3.09%     1,500.00
          1,750.00    315,000.00        700.00            0           8,400.00          2.67%          2.74%     1,750.00
          2,000.00    360,000.00        750.00            0           9,000.00          2.50%          2.56%     2,000.00
          2,500.00    450,000.00        812.50            0           9,750.00          2.17%          2.21%     2,500.00
          5,000.00    900,000.00      1,250.00            0          15,000.00          1.67%          1.69%     5,000.00
     $   10,000.00 $1,800,000.00    $ 1,500.00          $ 0        $ 18,000.00          1.00%          1.01%   $10,000.00
----------------------------------------------------------------------------------------------------------------------------
(A) Does not include an annual distribution and service fee paid by the fund of up to 0.25% based on the fund's average daily net assets. See the fund's prospectus.

[SIDENOTE]

FACE AMOUNT

The face amount of your plan is the total value of the monthly plan investments you have scheduled to make for your plan.

25-YEAR PLAN EXTENDED INVESTMENT OPTION

Use this table to select your monthly plan investment for a 25-year plan under the extended investment option.

                                                            CREATION AND SALES CHARGE
                                  ------------------------------------------------------------------------------------------

                           FACE
           MONTHLY        AMOUNT           PER            PER                                         TO NET     MONTHLY
              PLAN        (TOTAL    INVESTMENT     INVESTMENT      TOTAL SALES       TO TOTAL     INVESTMENT        PLAN
        INVESTMENT   INVESTMENT)     1 THRU 12    13 THRU 300       CHARGE (A)     INVESTMENT      IN SHARES   INVESTMENT
----------------------------------------------------------------------------------------------------------------------------

        $    50.00 $   15,000.00     $   25.00          $0         $    300.00          2.00%          2.04%   $    50.00
             75.00     22,500.00         37.50           0              450.00          2.00%          2.04%        75.00
            100.00     30,000.00         50.00           0              600.00          2.00%          2.04%       100.00
            125.00     37,500.00         62.50           0              750.00          2.00%          2.04%       125.00
            150.00     45,000.00         75.00           0              900.00          2.00%          2.04%       150.00
            166.66     49,998.00         83.33           0              999.96          2.00%          2.04%       166.66
            200.00     60,000.00        100.00           0            1,200.00          2.00%          2.04%       200.00
            250.00     75,000.00        125.00           0            1,500.00          2.00%          2.04%       250.00
            291.66     87,498.00        145.83           0            1,749.96          2.00%          2.04%       291.66
            300.00     90,000.00        150.00           0            1,800.00          2.00%          2.04%       300.00
            350.00    105,000.00        175.00           0            2,100.00          2.00%          2.04%       350.00
            400.00    120,000.00        200.00           0            2,400.00          2.00%          2.04%       400.00
            450.00    135,000.00        225.00           0            2,700.00          2.00%          2.04%       450.00
            500.00    150,000.00        250.00           0            3,000.00          2.00%          2.04%       500.00
            600.00    180,000.00        300.00           0            3,600.00          2.00%          2.04%       600.00
            700.00    210,000.00        350.00           0            4,200.00          2.00%          2.04%       700.00
            800.00    240,000.00        400.00           0            4,800.00          2.00%          2.04%       800.00
            900.00    270,000.00        450.00           0            5,400.00          2.00%          2.04%       900.00
          1,000.00    300,000.00        500.00           0            6,000.00          2.00%          2.04%     1,000.00
          1,250.00    375,000.00        625.00           0            7,500.00          2.00%          2.04%     1,250.00
          1,500.00    450,000.00        675.00           0            8,100.00          1.80%          1.83%     1,500.00
          1,750.00    525,000.00        700.00           0            8,400.00          1.60%          1.63%     1,750.00
          2,000.00    600,000.00        750.00           0            9,000.00          1.50%          1.52%     2,000.00
          2,500.00    750,000.00        812.50           0            9,750.00          1.30%          1.32%     2,500.00
          5,000.00  1,500,000.00      1,250.00           0           15,000.00          1.00%          1.01%     5,000.00
        $10,000.00 $3,000,000.00     $1,500.00          $0         $ 18,000.00          0.60%          0.60%   $10,000.00
----------------------------------------------------------------------------------------------------------------------------
(A) Does not include an annual distribution and service fee paid by the fund of up to 0.25% based on the fund's average daily net assets. See the fund's prospectus.

A TYPICAL $100 MONTHLY INVESTMENT PLAN
This table shows you the investments and deductions under a plan for a typical $100 monthly investment plan. The 15-year schedule assumes that all investments were made in accordance with the terms of Pioneer Independence Plans. The 25-year schedule reflects the charges applicable to a 15-year plan that is continued under the extended investment option. The table does not reflect fund performance, fund expenses or the payment of any dividends or distributions by the fund.

                                            AT THE END OF 6 MONTHS   AT THE END OF 1 YEAR    AT THE END OF 2 YEARS
                       AGGREGATE AMOUNT         (6 INVESTMENTS)        (12 INVESTMENTS)        (24 INVESTMENTS)
------------------------------------------------------------------------------------------------------------------------------------
                                % OF TOTAL              % OF TOTAL              % OF TOTAL              % OF TOTAL
                      AMOUNT    INVESTMENT    AMOUNT    INVESTMENT    AMOUNT    INVESTMENT    AMOUNT    INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
15 YEARS
(180 INVESTMENTS)

Total Investments    $18,000       100.00%      $600          100%    $1,200          100%    $2,400          100%

Deduct:
  Creation and
  Sales Charge       $   600         3.33%      $300           50%    $  600           50%    $  600           25%

Net Amount Invested
  in a Plan          $17,400        96.67%      $300           50%    $  600           50%    $1,800           75%

25 YEARS
(300 INVESTMENTS)

Total Investments    $30,000       100.00%      $600          100%    $1,200          100%    $2,400          100%

Deduct:
  Creation and
  Sales Charge       $   600         2.00%      $300           50%    $  600           50%    $  600           25%

Net Amount Invested
  in a Plan          $29,400        98.00%      $300           50%    $  600           50%    $1,800           75%


MAKING YOUR MONTHLY INVESTMENTS
To start a plan, complete the plan application indicating your monthly plan investment amount. You may make plan payments automatically or by check. The minimum monthly investment is $50.00.

AUTOMATIC INVESTMENTS
To use an automatic investment option complete the required forms and give them to your investment dealer for transfer to Boston Financial Data Services
(BFDS), the custodian's transfer agency subsidiary (the plan transfer agent). Each plan for which you elect an automatic investment option is funded automatically each month through your bank account, PACT or, for U.S. military personnel, a government allotment. The plan transfer agent must receive a request to terminate a PACT at least 15 days prior to the date of the next scheduled monthly plan investment.

BY CHECK
To invest by check, have your investment dealer send your check to the plan transfer agent with your plan application. Write your check for the amount of your initial monthly plan investment and make it payable to State Street Bank and Trust Company.

After the custodian accepts your plan application and the plan transfer agent receives your initial investment, you will receive a confirmation statement showing the number of whole and fractional fund shares purchased for your plan. After the initial investment, you should send regularly scheduled monthly plan investments, made payable to State Street Bank and Trust Company, directly to the plan transfer agent. If you do not make monthly plan investments for a period of 12 consecutive months, Pioneer or the custodian may terminate your plan.

Address all correspondence regarding your plan to your investment dealer or to Boston Financial Data Services, P.O. Box 8300, Boston, Massachusetts 02266-8300.

[SIDENOTE]

  AUTOMATIC INVESTMENTS

  Consider investing automatically through military or government allotments or preauthorized check transactions (PACT). The plans are specifically designed for regular monthly investing.

EXTENDED INVESTMENT OPTION
Under the extended investment option, you may continue making monthly investments after you complete all scheduled investments under your 15-year plan. When you complete 300 monthly plan investments, your extended investment option will terminate. The custodian will not accept investments after that date.

CREATION AND SALES CHARGES
Pioneer receives a creation and sales charge as compensation for its services and costs in creating the plans and arranging for their administration, for making fund shares available to you at their net asset value and for certain selling expenses and commissions with respect to the plans. The custodian deducts this charge from each of your first 12 monthly plan investments. For example, on a $100 a month plan, the custodian deducts $50 from each of the first 12 plan investments. After you make your twelfth investment, the custodian will not deduct a creation and sales charges unless you increase your monthly plan investment amount.

QUALIFYING FOR REDUCED SALES CHARGES
Larger plans may be eligible for smaller creation and sales charges. To qualify for reduced creation and sales charges, you must submit a written request that the applicable creation and sales charge for the new plan(s) be calculated by combining the face amounts of existing plans and/or the then current net asset value of other Pioneer mutual fund accounts with the face amounts indicated on any new plan applications.

PURCHASING TWO OR MORE PLANS
The face amounts of two or more plans purchased at one time by "any person" may be combined to take advantage of the lower creation and sales charges available on larger sized plans. Creation and sales charges will be determined by the face amounts of the plans selected and the current value of other Pioneer mutual fund accounts.

RIGHTS OF ACCUMULATION


You may have a right of accumulation when purchasing any new plan(s) or increasing the face amount of any existing plan(s). If such plans are registered in the name of "any person" (see above), the plans may qualify for a reduced creation and sales charge on the new plan(s) by combining the face amount of the new plan(s) with the face amount(s) of any existing plan(s) on which investments due are current (see below) and/or with the current value of shares owned in certain other Pioneer mutual funds for which Pioneer Investments or an affiliate is the investment manager.


To qualify for rights of accumulation, your plan must be current. Your plan is current if:
         - It has been completed and not redeemed;
         - It has not been completed but has at least as many investments recorded as there are months elapsed since the establishment date or since a plan face amount increase date; or
         - The plan is a tax-qualified plan or an individual retirement account
           (IRA).

[SIDENOTE]

  ANY PERSON

  The term "any person" includes:

  - You, your spouse, your children under the age of 21 and your grandchildren under age 21 who are beneficiaries of a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act account in which you serve as custodian, or
  - A trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended).

MAKING INVESTMENTS AHEAD OF SCHEDULE TO COMPLETE A PLAN EARLY

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your plan ahead of schedule, you may make advance investments singly or in lump sum amounts at any time during the life of your plan, but the amount of all your advance investments may not exceed 48 investments in total over the life of your plan. These prepayment rules may be waived for a transfer or rollover of an IRA or tax-qualified retirement plan into a Pioneer Independence tax-qualified retirement plan, or in the event of your death to allow your plan to be completed at one time by your estate or beneficiary. Monthly investments may also be paid in lump sum amounts to make a plan that is in arrears current. You pay the same creation and sales charges when you make advance investments.

CHANGING THE FACE AMOUNT OF YOUR PLAN
You may increase or decrease the face amount of your plan by submitting required paperwork to BFDS. You may change the face amount of a plan under the following circumstances.

          - You may increase the face amount of your plan at any time, provided the new face amount is a face amount offered by Pioneer. An increase in the face amount of a plan does not create new cancellation and refund rights as to the new plan that is created. All options under your plan will automatically carry forward to the new plan unless otherwise indicated.

          - You may decrease the face amount of your plan by 50% within 12 investments of the start of a plan. You may not request a decrease on an existing plan that previously had been increased if the decrease will result in a new face amount lower than that of the original plan.

Each time you change the face amount of a plan, the custodian will recompute the creation and sales charge already paid on the existing plan to reflect the new plan face amount. The creation and sales charges you have already paid on your existing plan will be credited to the creation and sales charge applicable to the new face amount. If you paid excess creation and sales charges, the custodian will invest the excess directly in fund shares for your plan at the net asset value calculated on the day the change is made. If you owe any additional creation and sales charges due under a plan, the custodian will deduct the amount due from the next 12 monthly plan investments.

GENERAL RULES ON WITHDRAWALS AND TERMINATIONS
Normally, when you sell some or all of the fund shares held in your plan, BFDS will send you a check within seven days after it receives, in good order, your request and any other required documents. However, BFDS will not mail redemption proceeds to you until your checks or other orders for payment for fund shares have cleared. This may take up to 15 calendar days from the date on which BFDS receives the check or other order for payment. BFDS will mail your sale proceeds to your address of record unless you provide other instructions that are in good order (see below).

[SIDENOTE]

Withdrawals and sales may be taxable transactions to plan owners.

  GOOD ORDER
  Good order means that:

  - You have provided adequate instructions
  - There are no outstanding against your account
  - There are no transaction limitations on your account

  - Your request includes a signature guarantee if you:
    - Are withdrawing or selling over $100,000 worth of shares


    - Changed your address within the last 15 days and you wish to sell $10,000 or more of your shares


    - Instruct BFDS to mail the check to an address different from the one on your account
    - Want the check paid to someone other than the plan owner(s)
    - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

SIGNATURE GUARANTEES AND OTHER REQUIREMENTS
You are required to obtain an acceptable signature guarantee when you are:

           - Requesting certain types of transactions including transfers of plan ownership and sales of fund shares
           - Requesting certain types of changes for your existing plan
           - Requesting withdrawals be sent somewhere other than the address of record
           - Requesting withdrawals sent by Automated Clearing House
             (ACH) or wire (if bank information is not already on file)
           - Requesting withdrawals over $100,000


           - Requesting a withdrawal of $10,000 or more of your shares and you have changed your address within the last 15 days


You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. BFDS will not accept signature guarantees by facsimile. You cannot obtain a signature guarantee from a notary public.

Pioneer reserves the right to require signature guarantees on all withdrawals or sales of fund shares. Pioneer or the custodian may require a signature guarantee if either believes that a signature guarantee is warranted. The custodian will determine whether a guarantee is acceptable.

The custodian or Pioneer may require you to submit additional documentation for a cash withdrawal (a sale of fund shares) or for requests made by fiduciaries or corporations.

REQUESTING A TRANSACTION
You may withdraw or sell fund shares held by your plan by writing or calling
BFDS.

WRITTEN REQUESTS
You must use a written request if you are withdrawing or selling more than $100,000 and/or if you need to provide a signature guarantee. Send your letter of instruction, signed by all plan owners, to BFDS. Include in your request your name, your account number and the dollar amount or number of fund shares to be sold.

TELEPHONE REQUESTS
You are automatically authorized to make telephone withdrawals and sales from your plan unless you indicate otherwise on your plan application. You may not terminate your plan or exercise your cancellation or surrender rights by phone. For personal assistance, call BFDS at 1-800-765-9565 weekdays between 8 a.m. and 6 p.m. Eastern time.

You may make a cash withdrawal by telephone only if:

           - The proceeds are payable to the plan owner(s) of record and mailed to the address of record or wired or sent ACH to the bank account of record (charges may apply);


           - There has been no change in the address of record within the preceding 15 days and you wish to sell less than $10,000 of your shares;


           - The person requesting the withdrawal can provide proper identification information; and
           - The proceeds do not exceed $100,000 per plan per day.

BFDS will not accept telephone transaction requests that specify a particular transaction date or any other special conditions.

Pioneer has made arrangements with certain dealers to accept telephone transaction instructions from the dealer on behalf of plans for which the dealer is the firm of record. Pioneer reserves the right to impose conditions on these dealers, including the condition that they enter into agreements (which contain additional conditions for telephone transactions) with Pioneer. The dealer will bear any loss resulting from its failure to submit a telephone transaction within the prescribed time frame.

To confirm that each transaction instruction received by telephone is genuine, BFDS will record each telephone transaction, require the caller to provide proper personal identification information and send the plan owner a written confirmation of each telephone transaction. If reasonable procedures, such as those described above, are followed, neither Pioneer Independence Plans, the fund, the custodian nor Pioneer will be responsible for the authenticity of instructions received by telephone. You, the plan owner, bear the risk of loss from unauthorized or fraudulent telephone transactions. The custodian and/or Pioneer may implement other procedures from time to time. During times of 8economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact BFDS by telephone. At such times, you should communicate with BFDS by writing.

PARTIAL WITHDRAWALS WITHOUT TERMINATING A PLAN
If you withdraw or sell all of the fund shares in your plan, your plan will normally be terminated. You may also request a partial withdrawal or sale of your fund shares without terminating your plan and keep your plan in effect, if you have owned your plan for at least 45 days.

If you have owned your plan for at least 45 days and intend to keep your plan in effect, you may elect to withdraw up to 90% of the underlying fund shares from your plan (and hold fund shares directly). Or, you may direct BFDS, as your agent, to withdraw and then sell up to 90% of your fund shares and pay the sale proceeds to you. If you request a withdrawal of more than 90% of the net asset value of the fund shares in your account, BFDS may sell all the fund shares in your plan.

You may request a partial withdrawal or sale in writing or by telephone. While there is currently no limit to the number of partial withdrawals or sales that you can make, each partial withdrawal or redemption must be at least $100. Shares are withdrawn or sold at the net asset value determined after BFDS receives a request in good order (including signature guarantees and other documentation, if applicable). If BFDS receives your request in good order prior to the close of the New York Stock Exchange on any business day that the fund is open, it will process it at the net asset value determined as of the close of that day. No partial withdrawal or sale will affect the total number of monthly plan investments to be made or the unpaid balance of monthly plan investments.

REPLACEMENTS OF PARTIAL WITHDRAWALS
After a partial cash withdrawal, you may, but are not required to, restore the value of your plan by remitting to BFDS an amount equal to the amount redeemed. BFDS will use the reinvested amount to purchase fund shares for your account at the net asset value determined after your request is received in good order. You may make a repayment of a partial cash withdrawal after a period of 90 days from the date of redemption, except in the case of plan accounts that are IRAs, for which a reinvestment may be made after a period of 45 days. If the amount redeemed exceeds $500, you need not make a full reinstatement of your withdrawal in one transaction. However, you must reinvest at least $500. You must clearly identify replacements of partial cash withdrawals to distinguish them from regular monthly plan investments.

TERMINATING YOUR PLAN
You may terminate your plan at any time. To terminate your plan, you must send a written request to BFDS. You should instruct BFDS to:

1. Redeem the fund shares held in your account or

2. Transfer the fund shares held in your account to the fund and deliver to you a confirmation statement for the transfer.

If you direct the sale of your fund shares, BFDS will withdraw the fund shares from your plan account, redeem the fund shares and send the proceeds directly to you.


If you direct BFDS to transfer the fund shares held under the plan to a fund account, it will first sell sufficient shares of the fund to pay any authorized deductions and/or transfer taxes and then instruct the fund's transfer agent to register the remaining fund shares in your name. If you choose to receive fund shares, you may then exchange your fund shares for shares of certain other Pioneer mutual funds for which Pioneer Investments or an affiliate is the investment manager. The exchange privilege is more fully described in the fund's prospectus. You will not be permitted to exchange these shares back into the fund or to make additional direct investments in the fund.

REPLACEMENT PRIVILEGE ON TERMINATION
If you have completely terminated a plan, the replacement privilege allows you to reinvest an amount equal to not less than 10% of the net asset value of the fund shares you redeemed from your plan, without any creation and sales charge except as described below. Your new account registration must be identical to your terminated account's registration. You reinvest at the net asset value per fund share next determined after BFDS receives your replacement order and payment. You must exercise the replacement privilege within 90 days following the date you terminate your plan.

The replacement privilege does not eliminate your privilege of partial withdrawal or sale. If you have redeemed fund shares from a plan under your cancellation or surrender rights, you will not be permitted to replace the proceeds of the cancellation or surrender at net asset value until all refunded creation and sales charges have been deducted from the amount offered for the replacement.

Pioneer may in its sole discretion offer additional replacement options from time to time.

PLAN OWNER OPTIONS AND SERVICES

RETIREMENT PLANS
Tax-sheltered retirement plans, including IRAs and qualified pension and profit-sharing plans, may purchase plans. Pioneer also offers the Pioneer Individual Retirement Plan (the "Pioneer IRA"). Pioneer IRAs may be established through contributions to a plan or through a lump sum investment in a plan from the proceeds of a rollover of qualified assets or a direct transfer of qualified assets from other fiduciary agencies. Such rollovers or transfers may contain either or both employer-sponsored retirement assets and owner contributions.

Pioneer offers detailed information concerning the Pioneer IRA. You should read this information carefully and you should consult with an attorney or tax adviser before establishing an IRA in connection with a plan. The information sets forth the additional service fees charged for IRAs and describes the federal income tax consequences of establishing an IRA. Under the Pioneer IRA, dividends and distributions will be reinvested automatically in additional fund shares for the plan. You pay a maintenance fee on Pioneer IRAs.

Premature termination of a plan can have adverse financial consequences and therefore prospective investors should consider carefully whether the IRA or other qualified retirement plan would have the financial resources to honor a 15-year commitment to making monthly plan investments.

SYSTEMATIC WITHDRAWAL PROGRAM
You may elect a systematic withdrawal program after you complete all regularly scheduled investments. You may also elect a systematic withdrawal program from an incomplete plan if the withdrawal is to be taken from a plan that is part of an IRA and you have reached age 59 1/2.

Under a systematic withdrawal program, BFDS, as your agent, will redeem sufficient fund shares from the plan at the net asset value at the time of such redemption to provide regular withdrawal payments of $50 or more on a monthly or quarterly basis, as you have elected. Except for the $50 minimum, there is no limitation on the size of withdrawals. All systematic withdrawal program transactions will be made as of the end of the day you have specified for the withdrawal (or, if not a business day, the business day prior to that date). These withdrawals can be sent by check, wire or ACH.

You have the right to change the dollar amount of withdrawals paid to you under the systematic withdrawal program or to discontinue a systematic withdrawal program at any time by calling or writing BFDS. There are no charges imposed for any regular withdrawals under a systematic withdrawal program. However, if you elect an alternative delivery of your proceeds, charges may apply.

Your plan will remain in full force and effect with all rights and privileges until all fund shares have been withdrawn from your plan. You should realize that withdrawals in excess of dividends and distributions will be made from principal and may eventually exhaust your plan account. Also, you may realize a gain or loss for tax purposes on each withdrawal payment.

[SIDENOTE]

  Replacements and reinvestments may not negate tax implications of withdrawals.

Pioneer reserves the right to discontinue offering the systematic withdrawal program at any time after 90 days' notification to all plan owners.

VOLUNTARY TAX WITHHOLDING


You may request, in writing or by phone, that BFDS withhold a percentage of all redemption proceeds or dividends and/or capital gain distributions paid on any fund shares held in your plan account (before any reinvestment) and forward the amount withheld to the IRS as a credit against your federal income taxes. This option is not available for plan accounts registered as retirement plan accounts except IRAs or for plan accounts subject to backup withholding.


STATEMENTS, REPORTS AND NOTICES
For the first 18 months after the issuance of your plan, BFDS will mail you a confirmation statement for each financial transaction as it occurs. Beginning after the nineteenth month, BFDS may mail statements to you quarterly rather than for each transaction. Each transaction confirmation statement, quarterly statement or other statement, as required, will state the price per share of the fund shares purchased after applicable deductions and the total number of fund shares held in your account. The custodian or Pioneer is required or may be authorized to provide you with certain notices, reports or documents under the plans. When you are given or sent these documents, the custodian or Pioneer will consider the mailing date to be the date you received them.

PLAN RIGHTS AND POLICIES

CANCELLATION RIGHTS
You have a right to cancel your plan subject to the following conditions.

Within 60 days after your first investment under a plan (which, for this purpose, is the date appearing on the confirmation statement following the initial investment), BFDS will send a notice to you regarding your cancellation rights. You may elect to cancel your plan within 45 days of the mailing date of that notice by submitting a signed, written request for cancellation to BFDS. In addition, if you are canceling a plan with current net assets valued at more than $100,000, you must get a signature guarantee.

Upon cancellation, you will receive a payment equal to:

(1) The total current net asset value of the fund shares credited to your plan account as of the end of the business day that BFDS receives your cancellation request in good order and

(2) A refund of all the creation and sales charges and fees you paid under the plan.

SURRENDER RIGHTS
BFDS will send you a written notice of your 18-month right of cancellation if either of the following occurs:

(1) If, during the first 15 months after the date of issuance of the plan, you have missed three or more investments; or

(2) Following the first 15 months after the date of issuance of the plan, but prior to the expiration of 18 months after such date, you have missed one or more investments. (If BFDS has already sent a notice at 15 months, a second notice will not be required even if additional investments are missed.)

These notices will inform you of your rights and will also include the value of your account at the time the notice is sent.

You have a right to surrender (terminate) your plan subject to the following conditions.

At any time within an 18-month period after you purchase a plan, you may surrender your plan. To surrender a plan, you must send BFDS a signed, written request. In addition, if you are surrendering a plan with current net assets valued at more than $100,000, you must get a signature guarantee.

Upon surrender, you will receive a payment equal to:

(1) The total current net asset value of the fund shares credited to your plan account as of the end of the business day that BFDS receives your surrender request in good order and

(2) A refund equal to all creation and sales charges you paid up to the date of surrender minus 15% of the gross amount you have paid as of that date. You will not receive a refund of any service charges or other fees you may have paid.

If you surrender your plan, you may not reinstate your plan at net asset value until all creation and sales charges included in the sale amount are first deducted from the reinstatement amount. This requirement is more fully explained above in "Replacement privilege on termination." Exercise of cancellation rights may be a taxable event for you. You should consult your tax adviser.

VOTING RIGHTS IN FUND SHARES
Pioneer Independence Plans is a direct shareholder of the fund and has certain voting rights in fund shares which are held on behalf of the plans. You are permitted to exercise voting rights attributable to the fund shares held in your account. The custodian will vote the fund shares held in your account in accordance with your instructions. If you do not vote your fund shares, the custodian will vote your shares in the same proportion as it votes the shares for which it has received instructions from other plan owners.

Plan owners may attend any shareholder meetings of the fund. If you wish to vote the fund shares held in your plan account in person, you may submit a written request for a proxy to BFDS prior to the meeting. The proxy will permit you to vote the fund shares in person.

TRANSFER OR ASSIGNMENT OF RIGHTS IN A PLAN
If you want to secure a loan, you may assign your rights, all or part (other than for a tax-qualified retirement plan or an IRA), to a bank or other lending institution. The bank or other lending institution, however, will not be entitled to exercise the right of partial withdrawal or sale. During the term of the assignment, you will be entitled to all dividends and distributions on fund shares.

You may also transfer your rights to another person: for example, a relative, charitable institution or trust. You may accomplish this two ways:

(1) You may transfer your right, title and interest to another person whose only right shall be the privilege of complete and prompt withdrawal from the plan; or

(2) You may transfer your entire right, title and interest to another person, trustee or custodian acceptable to Pioneer, who has applied to Pioneer for a similar plan.

BFDS will provide you with the appropriate assignment forms upon request. Transfers may be subject to income and other taxes and may be restricted for those plans held in connection with IRAs or qualified retirement plans.

TERMINATION OF A PLAN BY PIONEER OR STATE STREET BANK
Although a plan calls for regular monthly investments over a 15-year period or for an extended 25-year period, neither Pioneer nor the custodian can elect to terminate a plan until 300 investments have been made unless:
           - You have not made investments under your plan for more than 12 consecutive months or
           - Fund shares are not obtainable and a substitution is not made.

If you have not made investments under your plan for more than 12 consecutive months, BFDS will first count as monthly investments any advance monthly plan investments you have made and then determine the beginning of the default period.

After 300 investments, or if other events justify termination, Pioneer or the custodian has the right to terminate your plan 60 days after mailing you a written notice. The notice will request that you elect to have your plan distributed either in cash or in fund shares after deduction of all authorized charges, fees and expenses. Upon termination, BFDS (as your agent) may surrender for liquidation all of the fund shares credited to your plan account, or sufficient fund shares to pay all authorized deductions. BFDS will hold the balance of fund shares and/or cash, after payment of all authorized deductions, for delivery to you against the surrender of your plan.

The custodian will not pay interest on any cash balances. If you do not surrender your plan within 60 days after the notice of termination, the custodian may, at its discretion, fully discharge its obligations by mailing to you:
           - A confirmation statement for the fund shares or
           - A check, drawn in accordance with the terms of the plan, to your address of record.

You will then have no further rights under your plan except that if the confirmation statement or check is returned to BFDS as undeliverable, the bank will continue to hold these assets for your benefit, subject to any applicable laws including the escheatment laws.

FUND SUBSTITUTION
Pioneer may substitute the shares of another investment as the underlying investment for the shares of the fund if it deems such action to be in the best interests of plan owners. Substituted shares generally will be comparable in character and quality to the fund's shares and will be registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended. Before any substitution is made, Pioneer must:


(1) To the extent required, obtain an order from the Securities and Exchange Commission approving such substitution under the provisions of Section 26(c) of the Investment Company Act of 1940;


(2) Submit written notice of the proposed substitution to the custodian;

(3) Submit written notice of the proposed substitution to each plan owner, giving a reasonable description of the substituted fund shares, disclosing that unless the plan is surrendered within 30 days of the date of mailing such notice, the plan owner will be considered to have consented to the substitution and to have agreed to bear his or her pro rata share of expenses and taxes in connection with the substitution; and

(4) Provide the custodian with a signed certificate stating that the required notice has been given to plan owners.

If you do not surrender your plan within 30 days from the date of the substitution notice, the custodian shall purchase the shares of the substituted fund for the plan with the proceeds of any plan investments received from you and any dividends or distributions which may be reinvested for the plan. If shares of the substituted fund are also to be substituted for the fund shares already held, Pioneer must arrange for the custodian to be furnished, without payment of a sales charge or fees of any kind, with shares of the substituted fund having an aggregate value equal to the value of the fund shares for which they are to be exchanged. A substitution may be a taxable event for plan owners.

If fund shares are not available for purchase for a period of 120 days or longer, and Pioneer fails to substitute other shares, the custodian may, but is not required to, select a substitute investment or terminate Pioneer Independence Plans. If the custodian selects a substitute investment, it will, to the extent required, first obtain an order from the Securities and Exchange Commission approving such substitution as specified above and then notify you. If, within 30 days after mailing such notice, you give written approval of the substitution and agree to bear your pro rata share of actual expenses, including tax liability sustained by the bank, the custodian may thereafter purchase such substituted shares. Pioneer will have authority to terminate the plan if you fail to give such written approval within the 30-day period.

If shares of the fund are not available for purchase for a period of 120 days or longer, and neither Pioneer nor the custodian substitutes other shares, the bank will have authority, without further action on its part, to terminate the plans.

The underlying investment could change under certain other circumstances. For instance, the fund could be reorganized with, or acquired by or merge with another entity, which would result in a plan investing in the successor to any such transaction.

OTHER POLICIES
Transactions in fund shares may be suspended and payments of sale proceeds may be postponed during any period in which any of the following conditions exist:

         - The New York Stock Exchange is closed, other than for customary weekends and holidays;
         - Trading on the New York Stock Exchange is restricted;
         - An emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of the net assets of its portfolio; or
         - The Securities and Exchange Commission, by order, so permits.


DIVIDENDS, CAPITAL GAINS AND TAXES

All fund dividends and capital gain distributions, after any applicable deductions, are reinvested automatically in additional shares of the fund as of the payment date, at the net asset value determined on the ex-dividend date of the dividend or distribution, unless you elect to receive the dividends or distributions by check. No creation and sales charge is deducted from any reinvestments. If you wish to receive the dividends and other distributions by check, rather than in additional shares of the fund, you must notify BFDS in writing or by phone. BFDS must receive these instructions at least seven days prior to the fund's record date for a dividend or distribution. You may change these instructions at any time.

Dividends and other distributions by the fund are made on a per share basis. After every distribution, the value of a fund share drops by the amount of the distribution. If a plan investment is made shortly before the ex-dividend date of the dividend or distribution, you will pay the full price for the shares including the amount that is soon to be paid as a dividend.

Under the tax code, you are deemed, for federal income tax purposes, to directly own the fund shares accumulated in your plan account. Designated long-term capital gain distributions, which are automatically reinvested in additional fund shares, are treated as long-term capital gains. The tax cost of the fund shares acquired is the amount paid for those shares, including the creation and sales charge.

As more fully described in the fund's prospectus, dividends and distributions paid by the fund are reportable for federal income tax purposes by plan owners who are otherwise subject to federal income tax. Dividends and distributions are reportable by plan owners regardless of whether the amounts are invested in additional shares of the fund or are received in cash.


On January 7, 2003, President Bush proposed an economic growth plan which contains a provision that would exclude from income dividends paid by corporations to the extent paid out of previously taxed corporate income. There can be no assurance as to whether such provision will be enacted into law or as to its scope if enacted and therefore its effect upon plan owners is uncertain at this time.


Gains realized on cash withdrawals (sales) generally also will be subject to taxes, and the ability to deduct losses from such redemptions may be limited. There may also be limitations on the amount of loss you may recognize in the event of cancellation and refund or a replacement and reinvestment. In general, the tax code restricts loss recognition when securities are sold and reacquired in a short period of time; these restrictions may in certain circumstances apply to plan owners.

Each year the custodian will send you an appropriate notice regarding taxes. You, and not the custodian or Pioneer, pay taxes levied, assessed or imposed on:

         - Any of the profits realized on sales or transfers of fund shares by the custodian or Pioneer or
         - Other property credited to your account in accordance with the provisions of the plan or
         - Income on fund shares.

The foregoing is a brief summary of certain U.S. federal income tax consequences of investing in the fund through Pioneer Independence Plans. You should consult the fund prospectus and your tax adviser for additional information.

SERVICE CHARGES AND OTHER FEES

There are currently no deductions against plan owners' accounts or against fund dividends and/or distributions to compensate Pioneer or the custodian for its services except the fees and charges described below.

If you have not made any plan investments for a 12-month period, BFDS may deduct from your account a fee of $12 per year for its services. If you send a plan investment by check or other order for the payment of money which is not honored by the bank on which it is drawn, BFDS will deduct $10.00 from your account for each monthly plan investment. BFDS will charge you $2.50 for terminating a plan on which investments have not been completed.

If you established your plan as an IRA, BFDS will deduct an annual IRA custodial fee of $10 from your account, a portion of which is paid to Pioneer Investment Management USA Inc. You may pay this annual fee by sending a separate check clearly identified as an IRA custodial fee payment to BFDS.

The fund and Pioneer reserve the right to impose a processing fee of $1.50 for each monthly plan investment received by check (up to a maximum of $5 per event). You do not pay a fee for your initial investment to establish a plan. There is no processing fee on monthly plan investments made through an automatic investment option. The check processing fee is not currently in effect.

All other custodian fees that would otherwise be charged to you or your plan, or deducted from fund dividends and/or distributions, may be paid by the fund. Although there is no current intention to do so, the fund reserves the right to cease paying such fees, and Pioneer reserves the right to make deductions from the plans, the plan owners, and fund dividends and/or distributions to compensate the custodian for its services.

ADDITIONAL INFORMATION

THE SPONSOR
Pioneer Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109-1820, is a Massachusetts corporation organized on March 2, 1989. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD). Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. In order to establish the plans, Pioneer invested a lump sum in a plan on which the creation and sales charges were waived and which is exempt from the terms of the plans. Pioneer's directors and executive officers are listed below.


NAME, POSITIONS AND OFFICES


STEVEN M. GRAZIANO, DIRECTOR


Executive Vice President--Strategic Marketing and Executive Vice President of Pioneer Investment Management USA Inc. (PIM-USA).

WILLIAM F. O'GRADY, DIRECTOR AND EXECUTIVE VICE PRESIDENT
Executive Vice President--Distribution.

MARK D. GOODWIN, TREASURER


Chief Financial Officer, Senior Vice President and Treasurer of PIM-USA since September 2000 (Vice President and Controller prior to September 2000 and Assistant Vice President, Financial Systems prior to October 1998).

DOROTHY E. BOURASSA, VICE PRESIDENT AND CLERK
Secretary of PIM-USA; Senior Vice President--Legal of Pioneer; and Secretary/Clerk of most of PIM-USA's subsidiaries since October 2000; Assistant Secretary of all of the Pioneer mutual funds since November 2000; and Senior Counsel, Assistant Vice President and Director of Compliance of PIM-USA from April 1998 through October 2000.

SENIOR VICE PRESIDENTS:
Nate Algiere, Jennifer Brountas, Michael B. Glenn, Philip Haley, Julia Hoik, Barry Knight, William A. Misata, Steve Phillips, Marc Rappaport, Richard L. Sardelli, Jeffrey H. Saunders, Juan Sequi-Clausen and Kristine Swanson.


Pioneer pays commissions ranging from 80% to 95% of the total creation and sales charges to authorized investment broker-dealer firms that are members of the NASD and have executed a sales agreement with Pioneer.

Pioneer may terminate its obligations under the plans under certain circumstances including, but not limited to, circumstances where: the underlying fund ceases operations or is subject to a merger or acquisition; or the shareholders of the underlying fund have approved the cessation of operations or merger or acquisition; or the obligations of Pioneer as described in this prospectus and the custodian agreement will be assumed by another entity that Pioneer believes at the time of assignment is capable of fulfilling its obligations as described in this prospectus and under terms of the custodian agreement.

THE CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for Pioneer Independence Plans pursuant to a custodian agreement with Pioneer, dated February 17, 1998. State Street Bank is a trust company organized under the laws of Massachusetts.

Investments under a plan should be payable to State Street Bank and Trust Company and sent to the plan transfer agent. After authorized deductions, the remaining balance of the investment purchases fund shares for a plan. The custodian holds these shares in its custody, receiving dividends and distributions that are automatically reinvested in additional fund shares for the plan accounts, unless you elect to receive such dividends and distributions by check.

The duties of State Street Bank under the custodian agreement include the receipt of all investments from plan owners and income dividends and capital gain distributions on fund shares, the processing of all authorized deductions from plan investments and fund distributions and the purchase and retention of fund shares for plan owner accounts. The custodian also effects partial or complete liquidations of plans in connection with withdrawals or terminations and the various other functions discussed above.

The custodian has assumed only those obligations specifically imposed on it under the custodian agreement. The custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the fund or for the acts or omissions of Pioneer or the investment manager of the fund.

The custodian agreement cannot be amended to adversely affect the rights and privileges of the plan owners without their written consent. The custodian may not resign unless an eligible successor has been designated and has accepted the custodianship. Such successor must be a bank or trust company having capital, surplus and undivided profits totaling at least $2,000,000. The custodian may be changed without notice to, or the approval of, the plan owners. The custodian may terminate its obligation to accept new plans for custodianship if Pioneer fails to perform certain activities it is required to perform under the custodian agreement or if the bank terminates the custodian agreement upon 90 days' notice to Pioneer.

PIONEER INDEPENDENCE PLANS
Pioneer Independence Plans is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not imply supervision of management or investment practices or policies by the Commission.


Pioneer Independence Plans is currently registered in all states and may be offered in all states where it is lawful to do so.


EMPLOYER IDENTIFICATION NUMBERS

Pioneer Independence Plans:                       04-3401100
Pioneer Funds Distributor, Inc.:                  04-3042318
State Street Bank and Trust Company:              04-1867445

FINANCIAL STATEMENTS


The information below for the fiscal year ended December 31, 2002 has been audited by Ernst & Young LLP, the plans' independent auditors, whose report is included below along with the plans' financial statements. The information below for the fiscal years ended December 31, 2000 through 2001 has been audited by Arthur Andersen LLP, the plans' previous independent accountants.

When Pioneer Independence Plans issued its December 31, 2001 annual report, Arthur Andersen LLP was the independent accountant for the plans. Arthur Andersen has not consented to be named in the registration statement relating to this prospectus and Pioneer Independence Plans has omitted Arthur Andersen's consent under applicable rules of the Securities and Exchange Commission because it had not already obtained a consent and after reasonable efforts has been unable to do so. The consequences are as follows. Under the Securities Act of 1933, as amended (1933 Act), in general, investors acquiring registered securities may sue an accountant that consented to be named in the registration statement for any material misstatement, any materially misleading statement or any omission of a required material fact with respect to the part of the registration statement certified by the accountant. However, in this case, because the consent of Arthur Andersen has not and cannot be obtained, plan holders may be unable to bring an action under the 1933 Act against Arthur Andersen with respect to the statement of changes in net assets for the year ended December 31, 2001 and the financial highlights of the plans audited by Arthur Andersen and incorporated by reference into Pioneer Independence Plans' registration statement. In any event, plan holders will not have the benefit of claiming that those financial statements were included with the consent of Arthur Andersen.


PIONEER INDEPENDENCE PLANS


REPORT OF INDEPENDENT AUDITORS

TO PIONEER FUNDS DISTRIBUTOR, INC. AND THE PLANHOLDERS OF PIONEER INDEPENDENCE
PLANS:

We have audited the accompanying balance sheet of Pioneer Independence Plans (the Plans), as of December 31, 2002, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Plans' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of operations and statements of changes in net assets for the years ended December 31, 2001 and 2000 and the financial highlights for each of the two years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose reports dated April 26, 2002 and February 9, 2001 expressed an unqualified opinion on those statements of operations, those statements of changes in net assets and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Independence Plans at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 28, 2003

                           PIONEER INDEPENDENCE PLANS
                                  BALANCE SHEET


                                                                             3/31/03
                                                                           (Unaudited)       12/31/02
ASSETS:
Investment in Pioneer Independence Fund, at value (cost $103,122,743
and $104,289,307 at March 31, 2003 and December 31, 2002, respectively)    $97,709,459     $  85,150,981
Cash                                                                           374,269           308,517
                                                                           -----------     -------------
   Total assets                                                            $98,083,728     $  85,459,498
                                                                           -----------     -------------
LIABILITIES:
Payable for shares of Pioneer Independence Fund purchased                  $    63,386     $      18,862
Payable to custodian                                                           310,884           289,655
                                                                           -----------     -------------
   Total liabilities                                                       $   437,656     $     308,517
                                                                                           =============
NET ASSETS:
Total net assets (equivalent to $8.33 per share based on 11,729,827.045 shares and $8.56 per share based on 9,947,544.452 shares of beneficial interest held for outstanding plans at March 31, 2003 and December 31,
2002, respectively)                                                        $97,646,072     $  85,150,981
                                                                           ===========     =============


                            STATEMENTS OF OPERATIONS


                                                                Year Ended       Year Ended     Year Ended
                                                                 12/31/02         12/31/01       12/31/00
INVESTMENT INCOME:
  Capital gain distributions received from Pioneer
  Independence Fund                                            $          --    $          --   $1,263,109
                                                               -------------    -------------   ----------
   Total investment income                                                --               --    1,263,109
                                                               -------------    -------------   ----------
EXPENSES:                                                      $          --    $          --   $       --
                                                               -------------    -------------   ----------
  Net investment income                                        $          --    $          --   $1,263,109
                                                               -------------    -------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on plan liquidations                $    (439,794)   $    (208,828)  $  170,595
  Change in unrealized appreciation (depreciation)
  on investments                                                 (16,378,944)      (4,426,033)     477,581
                                                               -------------    -------------   ----------
   Net gain (loss) on investments                              $ (16,818,918)   $  (4,634,861)  $  648,176
                                                               -------------    -------------   ----------
   Net increase (decrease) in net assets resulting
   from operations                                             $ (16,818,918)   $  (4,634,861)  $1,911,285
                                                               =============    =============   ==========


                       STATEMENTS OF CHANGES IN NET ASSETS

                     For the Years Ended December 31, 2002,
                              December 31, 2001 and
                                December 31, 2000



                                                                  YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                                   12/31/02          12/31/01          12/31/00
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
  Net investment income                                        $            --   $            --      $ 1,263,109
  Net realized gain (loss) on plan liquidations                       (439,974)         (208,828)         170,595
  Change in unrealized appreciation (depreciation)
  on investments                                                   (16,378,944)       (4,426,033)         477,581
                                                               ---------------   ---------------      -----------
   Net increase in assets from operations                      $   (16,818,918)  $    (4,634,861)     $ 1,911,285
Distributions to planholders from net investment income - net  $            --   $            --      $      (941)
Capital share transactions--net                                $    48,060,106   $    30,129,657      $15,515,188
                                                               ---------------   ---------------      -----------
   Net increase in net assets                                  $    31,231,188   $    25,494,796      $17,425,532
NET ASSETS:
  Beginning of year                                                 53,919,793        28,424,997       10,999,465
                                                               ---------------   ---------------      -----------
  End of year                                                  $    85,150,981   $    3,919,793       $28,424,997
                                                               ===============   ===============      ===========


   The accompanying notes are an integral part of these financial statements.

                               INDEPENDENCE PLANS

                              FINANCIAL HIGHLIGHTS



                                                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                                  12/31/02        12/31/01        12/31/00
Net asset value, beginning of year                                              $       11.00   $       12.48   $       11.36

Increase (decrease) from investment operations:
  Net investment income (loss)                                                  $          --   $          --   $        0.08
  Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                                    (2.44)          (1.48)           1.04
                                                                                -------------   -------------   -------------
  Net increase (decrease) from investment operations                            $       (2.44)  $       (1.48)  $        1.12
Distributions to shareowners:
  Net investment income                                                                    --              --            0.00(a)
  Net realized gain                                                                        --              --              --
                                                                                -------------   -------------   -------------
Net increase (decrease) in net asset value                                      $       (2.44)  $       (1.48)  $        1.12
                                                                                -------------   -------------   -------------
Net asset value, end of year                                                    $        8.56   $       11.00   $       12.48
                                                                                =============   =============   =============
Total return*                                                                          (22.18)%        (11.86)%          9.86%
Ratio of net investment income (loss) to average net assets                              0.00%           0.00%           6.40%



(a)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

   The accompanying notes are an integral part of these financial statements.

                            PIONEER INDEPENDENCE PLANS

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2002


1.   ORGANIZATION

     Pioneer Independence Plans (the Plans) is a unit investment trust registered under the Investment Company Act of 1940. The Plans accumulate assets through fixed periodic investments which are in turn invested in shares of Pioneer Independence Fund (the Fund). The Plans are sponsored by Pioneer Funds Distributor, Inc. (PFD), registered broker/dealer and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A.

     The following is a summary of significant accounting policies consistently followed by the Plans, which are in conformity with those generally accepted for unit investment trusts:

     A. SECURITY VALUATION

     Investments are valued at the net asset value of shares held in Pioneer Independence Fund.

     B. TRANSACTION DATES

     Share transactions are recorded as of trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date.

     C. INCOME TAXES

     No provision has been made for federal income taxes because all distributions of net investment income and capital gains received by planholders are treated as if received directly from the underlying Fund.

     D. EXPENSES

The Plans currently have no expenses. Expenses of the Plans are paid by the Fund or PFD. Although there is no current intention to do so, the Fund reserves the right to cease paying such expenses, and PFD reserves the right to charge the Plans for expenses.


2.   CAPITAL SHARE TRANSACTIONS

     At December 31, 2002, the Plan held 9,947,544 shares of Pioneer Independence Fund. Transactions in Fund shares for the year ended December 31, 2002 were as follows:

                                                DOLLARS          SHARES
Planholder payments                           $  72,844,100
                                              -------------
Less sales charges                              (14,608,482)
                                              -------------
Balance invested in fund shares               $  58,235,819      6,079,776
Distributions reinvested in fund shares                  --             --
Redemptions and withdrawals in fund shares      (10,185,512)    (1,034,030)
                                              -------------   ------------
                                              $  48,050,106      5,045,746
                                              =============   ============

3.   PLANHOLDER'S COST OF PIONEER INDEPENDENCE FUND SHARES


     The investment in Pioneer Independence Fund shares is carried at fair market value, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, if applicable. The total investment as of December 31, 2002 is detailed below:



Total payments made by planholders on Plans outstanding*     $ 133,051,832
Reinvested distributions from net investment income*                25,503
Reinvested distributions from realized gains*                    1,443,894
Total                                                        $ 134,521,229
Less deduction for creation and sales charges                  (30,231,930)
                                                             -------------
Net cost of Pioneer Independence Fund shares                 $ 104,289,299
                                                             -------------
Unrealized depreciation                                        (19,138,318)
                                                             -------------
Net amount applicable to planholders                         $  85,150,981
                                                             =============


*    Net of liquidations.

4.   RELATED PARTY TRANSACTIONS


     PFD earned $639,769 in creation and sales charges on the sale of contractual Plans during the year ended December 31, 2002.

5.   CHANGE IN INDEPENDENT AUDITORS

     On April 1, 2002, Arthur Andersen LLP resigned as independent auditors of the Plans. The reports of Arthur Andersen LLP on the financial statements and financial highlights of the Plans for the past fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the most recent fiscal year and through April 1, 2002, there have been no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such year. PFD engaged Ernst & Young LLP as independent auditors of the Plans as of May 4, 2002.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
Pioneer Funds Distributor, Inc.
(A wholly-owned subsidiary of
Pioneer Investment Management, Inc.)


In our opinion, the accompanying statement of financial condition and the related statements of operations, changes in stockholder's equity and comprehensive loss and cash flows present fairly, in all material respects, the financial condition of Pioneer Funds Distributor, Inc. (the "Company") at December 31, 2002, and the results of its operations and cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

Our audit was conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. Schedule I and Schedule II are presented for purposes of additional analysis and are not a required part of the basic financial statements, but are supplementary information required by Rule 17a-5 under the Securities Exchange Act of 1934. Such information has been subjected to the auditing procedures applied in the audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.



PricewaterhouseCoopers LLP

February 14, 2003

                         PIONEER FUNDS DISTRIBUTOR, INC.

                        STATEMENT OF FINANCIAL CONDITION
                                December 31, 2002
                             (Dollars in Thousands)



                                     ASSETS
Current assets:
  Cash and cash equivalents (Note 2)                                             $     50,044
  Investments in Marketable Securities, at value (cost $7,028) (Note 2)                 6,795
Receivables:
  From securities brokers and dealers for sales of mutual fund shares                  25,970
  From the Pioneer Family of Mutual Funds                                               9,037
  Due from affiliates                                                                     496
  Other                                                                                    93
Dealer advances (net of accumulated amortization of $4,708) (Note 7)                    3,998
Prepaid service fees (net of accumulated amortization of $2,476) (Note 7)               2,476
Other assets                                                                               24
                                                                                 ------------
   Total current assets                                                          $     98,933
                                                                                 ============
Noncurrent assets:
  Deferred income taxes (Note 4)                                                          634
                                                                                 ------------
   Total assets                                                                  $     99,567
                                                                                 ============
                      LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Payable to Pioneer Family of Mutual Funds for fund shares sold                 $     25,970
  Accrued expenses and accounts payable                                                 4,373
  Due to affiliates                                                                     8,998
  Due to parent company                                                                25,000
  Distribution and service fees due to brokers and dealers                             10,737
  Deferred income taxes, current (Note 4)                                               1,363
                                                                                 ------------
   Total liabilities                                                                   76,441
Stockholder's Equity:
  Common stock, $0.10 par value--
   Authorized--100,000 shares
   Issued and outstanding--510 shares                                                      --
Paid-in capital                                                                       190,088
Accumulated deficit                                                                  (166,962)
                                                                                 ------------
   Total stockholder's equity                                                          23,126
                                                                                 ------------
   Total liabilities and stockholder's equity                                    $     99,567
                                                                                 ============



   The accompanying notes are an integral part of these financial statements.

                         PIONEER FUNDS DISTRIBUTOR, INC.

                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2002
                             (Dollars in Thousands)



RELATED PARTY REVENUES (NOTE 6):
  Class B share rights revenue                                                   $     44,835
  Other                                                                                 1,542
                                                                                 ------------

REVENUES AND OTHER INCOME (NOTE 2):
  Distribution revenues                                                                 7,515
  Commissions:
   Mutual funds                                                                         6,765
   Variable annuities                                                                   1,021
  Other income                                                                            919
  Unrealized and realized gains and (losses) on marketable securities, net               (853)
                                                                                 ------------
   Total revenues and other income                                                     61,744

RELATED PARTY EXPENSES (NOTE 6):
  Cost of Class B share rights                                                         40,514
  Other                                                                                   614

DISTRIBUTION AND ADMINISTRATIVE EXPENSES:
  Sales and marketing                                                                  11,718
  Salaries and related benefits                                                        10,701
  Amortization of dealer advances and prepaid service fees                              8,612
  Other                                                                                   919
                                                                                 ------------
   Total distribution and administrative expenses                                      73,078
                                                                                 ------------
   Loss before benefit for income taxes                                               (11,334)
Benefit for income taxes (Note 4):                                                      3,934
                                                                                 ------------
   Net loss                                                                      $     (7,400)
                                                                                 ============



       STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY AND COMPREHENSIVE LOSS

                      For the Year Ended December 31, 2002
                             (Dollars in Thousands)



                                                     COMMON STOCK                                   TOTAL
                                                ------------------------
                                                  NUMBER                    PAID-IN    ACCUMULATED    STOCKHOLDER'S  COMPREHENSIVE
                                                 OF SHARES      AMOUNT      CAPITAL      DEFICIT         EQUITY          LOSS
December 31, 2001                                   510         $   --    $   190,088  $  (159,562)     $  30,526      $     --
  Net loss                                           --             --             --       (7,400)        (7,400)     $ (7,400)
  Comprehensive loss                                 --             --             --           --             --      $ (7,400)
                                                -----------   ----------  -----------  -----------   --------------  =============
December 31, 2002                                   510         $   --    $   190,088  $  (166,962)     $  23,126
                                                ===========   ==========  ===========  ===========   ==============


   The accompanying notes are an integral part of these financial statements.

                         PIONEER FUNDS DISTRIBUTOR, INC.


                             STATEMENT OF CASH FLOWS
                      For the Year Ended December 31, 2002
                             (Dollars in Thousands)



CASH FLOWS FROM OPERATING ACTIVITIES:
  NET LOSS                                                                                         $   (7,400)
  Adjustments to reconcile net loss to net cash provided by operating activities:
    Deferred income taxes, net                                                                            179
    Amortization                                                                                        8,612
    Unrealized and realized gains and losses on marketable securities, net                                853
    Changes in operating assets and liabilities:
      Decrease in receivable from securities brokers and dealers for sales of mutual fund shares        8,783
      Increase in receivable from Pioneer Family of Mutual Funds                                       (2,605)
      Decrease in receivable from the sale of Class B share rights                                      3,263
      Decrease in due from affiliates                                                                   1,185
      Increase in other receivables                                                                        (6)
      Increase in dealer advances, net                                                                 (9,661)
      Increase in prepaid service fees, net                                                            (1,602)
      Increase in other assets                                                                            (24)
      Decrease in payable to Pioneer Family of Mutual Funds for fund shares sold                       (8,765)
      Increase in accrued expenses and accounts payable                                                   317
      Increase in due to affiliates                                                                     8,056
      Decrease in distribution and service fees due to brokers and dealers                               (455)
                                                                                                   ----------
        Total adjustments                                                                               8,130
                                                                                                   ----------
          Net cash provided by operating activities                                                       730
                                                                                                   ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Investments in marketable securities                                                                (2,550)
   Proceeds from sale of marketable securities                                                          1,074
                                                                                                   ----------
          Net cash used in investing activities                                                        (1,476)

CASH FLOWS FROM FINANCING ACTIVITIES:
  Advance from parent company                                                                          25,000
                                                                                                   ----------
          Net cash provided by financing activities                                                    25,000
NET DECREASE IN CASH AND CASH EQUIVALENTS                                                              24,254
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                                           25,790
                                                                                                   ==========
CASH AND CASH EQUIVALENTS, END OF YEAR                                                             $   50,044
                                                                                                   ==========



   The accompanying notes are an integral part of these financial statements.

                         PIONEER FUNDS DISTRIBUTOR, INC.


                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2002


(1) NATURE OF OPERATIONS AND ORGANIZATION

  NATURE OF OPERATIONS

  Pioneer Funds Distributor, Inc. (the "Company"), a Massachusetts corporation, serves as the principal underwriter and distributor of shares of the Pioneer Family of Mutual Funds (the "Pioneer Funds"), utilizing a large network of independent broker-dealers. In addition, the Company serves as the exclusive distributor of the Pioneer Variable Contracts Trust.

  ORGANIZATION


  The Company is a wholly-owned subsidiary of Pioneer Investment Management, Inc. ("PIM"). PIM is a wholly-owned subsidiary of Pioneer Investment Management USA Inc. ("PIM USA"), which is a wholly-owned subsidiary of Pioneer Global Asset Management S.p.A. ("PGAM"). PGAM is a global asset management holding company and is a wholly-owned subsidiary of UniCredito Italiano S.p.A.


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


  BASIS OF PRESENTATION

  The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. All amounts are expressed in U.S. dollars.

  RECOGNITION OF REVENUE AND EXPENSES

  Distribution revenues include distribution fees earned based on an annual rate of 0.75% of certain Pioneer Funds' net assets and the gains on sales of Class B share rights sold pursuant to the Class B share rights program (Notes 6 and 7). In addition, an annual rate of 0.25% service fee is collected by the Company as reimbursement from the Pioneer Funds for service fees prepaid to brokers and dealers in the initial year that an account is established. In subsequent years, these distribution and service fees are collected by the Company and remitted to third-party brokers and dealers as compensation pursuant to the underlying funds' distribution plans. Commissions consist of underwriting commissions earned from the distribution of Class A Pioneer Funds' shares and are recorded as income on the trade (execution) date. Variable annuity commissions are earned on the distribution of variable annuity contracts. Other income primarily consists of commissions as dealer and interest and dividend income. Related party revenue primarily consists of Class B share rights revenue as well as income earned from other PGAM affiliates (see Note 6). Operating expenses are recorded on the accrual basis.


  CASH AND CASH EQUIVALENTS


  The Company considers cash equivalents as liquid investments with original maturities of fewer than ninety days. Cash and cash equivalents at December 31, 2002 consist of cash of $16,000 segregated in accordance with NASD regulations and amounts invested in commercial paper.


  INVESTMENTS IN MARKETABLE SECURITIES

  Investments in marketable securities represent investments in the Pioneer Funds for which the Company acts as the distributor and are valued at the last reported net asset value. Net realized and unrealized gains and losses are reported as such in the accompanying statement of operations.


  VALUATION OF FINANCIAL INSTRUMENTS


  The Company considers liquidity and readily available market quotations when estimating the fair value of financial instruments. The carrying amount of the Company's financial instruments, as stated in the accompanying statement of financial condition, approximates fair value.

  COMPREHENSIVE INCOME

  Statement of Financial Accounting Standards ("SFAS") No. 130, Reporting Comprehensive Income establishes standards for the reporting of comprehensive income and its components. Comprehensive income, as defined, includes all changes in equity during a period from nonowner sources.


  CONCENTRATIONS OF CREDIT RISK

  The Company is primarily engaged in the selling of shares of the Pioneer Funds. In the event counterparties do not fulfill their obligations to the Company, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparties. It is the Company's policy to review, as necessary, the credit standing of each counterparty.

(3) NET CAPITAL AND RESERVE REQUIREMENTS


  As a distributor and underwriter, the Company is subject to the Securities and Exchange Commission's regulations and operating guidelines, which require the Company to maintain a specified amount of net capital, as defined under Rule 15c3-1. Net capital may fluctuate on a daily basis. The Company uses the Alternative Standard as its method of net capital computation. The Company's net capital, as computed under Rule 15c3-1, was $6,510,000 at December 31, 2002, which exceeded required net capital of $250,000 by $6,260,000.


  The Company is exempt from the reserve requirements of Rule 15c3-3 since its broker-dealer transactions are limited to the purchase, sale and redemption of redeemable securities of registered investment companies and variable annuities. The Company promptly transmits all customer funds and delivers all securities received in connection with activities as a broker-dealer and does not otherwise hold funds or securities for, or owe money or securities to, customers.

(4) INCOME TAXES

  PIM USA files a consolidated federal income tax return with its direct and indirect domestic subsidiaries, including the Company. Consolidated income tax benefits (provisions) are allocated among the companies based on the income taxes that would have been (accrued) benefited had separate returns been filed for each entity or when subsidiary losses are utilized in consolidation.


  Income tax expense (benefit) consisted of the following:



Current:
  Federal                                                           $ (4,161,000)
  State                                                                   48,000
Deferred (prepaid)
  Federal                                                                177,000
  State                                                                    2,000
                                                                    ------------
                                                                    $ (3,934,000)
                                                                    ============


  The benefit for income taxes, as stated as a percentage of loss before income taxes, consists of the following:


  Federal statutory rate                                                   35.00%
  (Increases) decreases in tax rate resulting from:
   Permanent differences                                                   (0.01)%
   State tax, net of federal benefit                                       (0.29)%
                                                                           -----
  Effective tax rate                                                       34.70%
                                                                           =====



  The components of deferred income taxes recognized in the accompanying statement of financial condition are comprised of deferred tax assets of approximately $695,000 and deferred tax liabilities of approximately $1,424,000. The approximate income tax effect of each type of temporary difference is as follows:



Dealer advances                                                     $ (1,424,000)
Unrealized gain (losses) on marketable securities                        508,000
Other, net                                                               187,000
                                                                    ------------
Net deferred tax liability                                          $   (729,000)
                                                                    ============


(5) BENEFIT PLANS

  PIM USA and its subsidiaries have two defined contribution benefit plans for eligible employees: a retirement benefit plan and a savings and investment plan (the "Benefit Plans") qualified under Section 401 of the Internal Revenue Code. PIM USA makes contributions to a trustee, on behalf of eligible employees, to fund both Benefit Plans.


  Both of the Benefit Plans cover all full-time employees who have met certain age and length-of-service requirements. PIM USA contributes to the retirement benefit plan an amount that would purchase a certain targeted monthly pension benefit at the participant's normal retirement date. Participants in the savings and investment plan may voluntarily contribute up to 12% of their compensation, and PIM USA will match this contribution up to 2%. The Company's expenses under the Benefit Plans amounted to approximately $603,000 for the year ended December 31, 2002.

  Certain senior executives of the Company participate in PGAM's Long-Term Incentive Plan ("LTIP"). These employees are granted exercisable options on PGAM stock. Accordingly, as it was structured as a non-compensatory stock option plan, the Company has not recorded any expense in connection with the LTIP program.


(6) RELATED PARTY TRANSACTIONS


  In May 2002, the Company entered into a financing arrangement with PIM, whereby PIM agreed to purchase on an ongoing monthly basis, at a premium and without recourse, the rights to receive future distribution fees and deferred sales charges on Class B shares of the Pioneer Funds issued after January 1, 2002. For the year ended December 31, 2002, the Company recognized revenue totaling $44,835,000 associated with such sales. The related cost associated with the underlying Class B share sales activity of the Pioneer Funds for the year ended December 31, 2002 totaled $40,514,000.

  The Company has a service agreement with PIM to provide for the payment of the Company's overhead expenses. Additionally, PIM provides management, marketing support, systems, software and other administrative services to the Company at no cost. Other related party revenue of $1,542,000 includes amounts the Company earned from other PGAM affiliates for marketing, salaries and operating expenses incurred on their behalf. Included in related party expenses are payments made to affiliates for operating expenses incurred on the Company's behalf.

  All transactions with PIM, PGAM and other affiliates are charged or credited through intercompany accounts and may not be the same as those which would otherwise exist or result from agreements and transactions among unaffiliated third parties.

(7) DEALER ADVANCES AND PREPAID SERVICE FEES


  Certain of the Pioneer Funds maintain a multi-class share structure whereby the participating funds offer both the traditional front-end load shares (Class A shares) and back-end load shares (Class B and Class C shares). Back-end load shares do not require the investor to pay any sales charge unless there is a redemption before the expiration of the minimum holding period, which ranges from three to six years in the case of Class B shares and one year in the case of Class C shares. However, the Company pays upfront sales commissions (dealer advances) to broker-dealers ranging from 2% to 4% of the sales transaction amount on Class B shares and 1% on Class C shares. The participating funds pay the Company distribution fees of 0.75% and service fees of 0.25% per annum of their net assets invested in Class B and Class C shares, subject to annual renewal by the participating funds' Board of Trustees. In addition, the Company is paid a contingent deferred sales charge ("CDSC") on Class B and C shares redeemed within the minimum holding period. The CDSC is paid based on declining rates ranging from 2% to 4% on the purchase price of Class B shares and 1% for Class C shares.


  In September 1998, the Company entered into an agreement to sell to a third party its rights to receive future distribution fees and deferred sales charges from the then outstanding Class B shares of the Pioneer Funds. In addition, the agreement also provided for the sale, at a premium, of additional rights arising from future sales of Class B shares on a monthly basis through December 31, 2001, at which point this arrangement ceased. Effective January 1, 2002, the rights to future Class B share distribution fees and deferred sales charges were sold to PIM (Note 6).

  The Company capitalizes and amortizes Class C share dealer advances for financial statement purposes over a 12-month period. The Company deducts the dealer advances in full for tax purposes in the year such advances are paid. Distribution fees received by the Company from participating funds are recorded in income as earned. CDSCs received by the Company from redeeming shareholders are recognized as revenue. Prepaid service fees are capitalized and amortized for financial statement purposes over a 12-month period.

                         PIONEER FUNDS DISTRIBUTOR, INC.

                                   SCHEDULE I
                  COMPUTATION OF NET CAPITAL UNDER RULE 15c3-1
                     OF THE SECURITIES EXCHANGE ACT OF 1934

                                December 31, 2002
                             (Dollars in Thousands)



                                                                                                DECEMBER 31, 2002
Computation of Net Capital:
  Stockholder's equity                                                                             $   23,126
                                                                                                   ----------
  Deduct--Nonallowable assets--
    Receivables and other assets                                                                        9,154
    Prepaid service fees and dealer advances                                                            6,474
    Due from affiliates                                                                                   496
    Haircuts on securities and outstanding wire trades                                                  1,221
  Add--Deferred income taxes, associated with dealer advances                                             729
                                                                                                   ----------
      Net capital                                                                                  $    6,510
                                                                                                   ==========
Computation of Basic Net Capital Requirement:
  Minimum net capital required (greater of $250,000 or 2% of aggregate debits)                     $      250
  Net capital in excess of requirement                                                             $    6,260

                    Reconciliation with Company's Computation
          (included in Part IIA of Form X-17A-5 as of December 31, 2002

Net Capital, as reported in Company's Part II A (unaudited) Focus Report                           $    7,173
Decrease in deferred income tax liabilities                                                              (663)
                                                                                                   ----------
Net capital, as adjusted                                                                           $    6,510
                                                                                                   ==========


                                   SCHEDULE II
                         PIONEER FUNDS DISTRIBUTOR, INC.
              COMPUTATION FOR DETERMINATION OF RESERVE REQUIREMENTS
                      FOR BROKER-DEALERS UNDER RULE 15c3-3
                     OF THE SECURITIES EXCHANGE ACT OF 1934


Pioneer Funds Distributor, Inc. is exempt from the reserve requirements of Rule 15c3-3, as its transactions are limited to the purchase, sale and redemption of redeemable securities of registered investment companies. The Company promptly transmits all customer funds and delivers all securities received in connection with activities as a broker-dealer, and does not otherwise hold funds or securities for, or owe money or securities to, customers; accordingly, the computations for determination of reserve requirements pursuant to Rule 15c3-3 and information relating to the possession or control requirements pursuant to Rule 15c3-3 are not applicable. In the opinion of management, the Company has complied with the exemptive provisions of Rule 15c3-3 throughout the year ended December 31, 2002.

                      REPORT OF INDEPENDENT ACCOUNTANTS ON
                   INTERNAL CONTROL REQUIRED BY SEC RULE 17a-5

To the Board of Directors of
Pioneer Funds Distributor, Inc.
(A wholly-owned subsidiary of Pioneer
Investment Management, Inc.)


In planning and performing our audit of the financial statements and supplemental schedule of Pioneer Funds Distributor, Inc. (the "Company") for the year ended December 31, 2002, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and not to provide assurance on the internal control.

Also, as required by Rule 17a-5(g)(1) of the Securities and Exchange Commission (the "SEC"), we have made a study of the practices and procedures followed by the Company, including tests of compliance with such practices and procedures, that we considered relevant to the objectives stated in Rule 17a-5(g), in the following:


     1. Making the periodic computations of aggregate debits and net capital under Rule 17a-3(a)(11); and

     2. Determining compliance with the exemptive provisions of Rule 15c3-3.

Because the Company does not carry securities accounts for customers or perform custodial functions relating to customer securities, we did not review the practices and procedures followed by the Company in any of the following:

     1. Making the quarterly securities examinations, counts, verifications, and comparisons, and the recordation of differences required by Rule 17a-13;

     2. Complying with the requirements for prompt payment for securities under
        Section 8 of Federal Reserve Regulation T of the Board of Governors of the Federal Reserve System; and

     3. Obtaining and maintaining physical possession or control of all fully paid and excess margin securities of customers as required by Rule 15c3-3;

The management of the Company is responsible for establishing and maintaining internal control and the practices and procedures referred to in the preceding paragraph. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of control and of the practices and procedures referred to in the preceding paragraph, and to assess whether those practices and procedures can be expected to achieve the SEC's above-mentioned objectives. Two of the objectives of internal control and the practices and procedures are to provide management with reasonable, but not absolute, assurance that assets for which the Company has responsibility are safeguarded against loss from unauthorized use or disposition, and that transactions are executed in accordance with management's authorization and recorded properly to permit the preparation of financial statements in accordance with generally accepted accounting principles. Rule 17a-5(g) lists additional objectives of the practices and procedures listed in the preceding paragraph.

Because of inherent limitations in internal control or the practices and procedures referred to above, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that controls may become inadequate because of changes in conditions or that the effectiveness of their design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the specific internal control components does not reduce to a relatively low level the risk that error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above.


We understand that practices and procedures that accomplish the objectives referred to in the second paragraph of this report are considered by the SEC to be adequate for its purposes in accordance with the Securities Exchange Act of 1934 and related regulations, and that practices and procedures that do not accomplish such objectives in all material respects indicate a material inadequacy for such purposes. Based on this understanding and on our study, we believe that the Company's practices and procedures were adequate at December 31, 2002 to meet the SEC's objectives.


This report is intended solely for the information and use of the Board of Directors, management, the SEC, the National Association of Securities Dealers, Inc., and other regulatory agencies that rely on Rule 17a-5(g) under the Securities Exchange Act of 1934 in their regulation of registered brokers and dealers, and is not intended to be and should not be used by anyone other than these specified parties.


PricewaterhouseCoopers LLP

February 14, 2003

         The prospectus and statement of additional information for Pioneer Independence Fund, contained in Post-Effective Amendment No. 6 to its registration statement on Form N-1A, filed with the Securities and Exchange Commission on May 1, 2003 (Accession No. 0001016964-03-000128), is incorporated herein.

                           UNDERTAKING TO FILE REPORTS


         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                       CONTENTS OF REGISTRATION STATEMENT


         This registration statement comprises the following papers and documents:

         The facing sheet

         Reconciliation and tie of information in Prospectus with items of Form N-8B-2

         The prospectus consisting of 30 pages

         The prospectus and statement of additional information for Pioneer Independence Fund (underlying security)

         The undertaking to file reports

         Signatures

         Written consents of the following persons: Ernst & Young LLP and PricewaterhouseCoopers LLP (see Exhibit 1(B))

         The following exhibits:

           EXHIBIT NO.                        DESCRIPTION

           1. (A)(1)        Custodian Agreement between Pioneer Funds
                            Distributor, Inc. and State Street Bank and Trust
                            Company (depositor and custodian, respectively) 2
           1. (A)(2)        Not applicable
           1. (A)(3)(a)     Not applicable
           1. (A)(3)(b)     Form of Sales Agreement between Pioneer Funds
                            Distributor, Inc. and other broker-dealers 2
           1. (A)(3)(c)     Schedules of sales commissions 2
           1. (A)(4)        Not applicable
           1. (A)(5)        Not applicable
           1. (A)(6)        Certificate of incorporation and by-laws of Pioneer
                            Funds Distributor, Inc. 1
           1. (A)(7)(a)     Annual statement required by Rule 27d-2(a)(2) 4
           1. (A)(7)(b)     Statement of assets and liabilities and surplus as
                            regards policy holders of Hartford Fire Insurance
                            Company at June 30, 2002 4
           1. (A)(8)        Underwriting Agreement between Pioneer Funds
                            Distributor, Inc. and Pioneer Independence Fund 3
           1. (A)(9)        Not applicable

           EXHIBIT NO.                        DESCRIPTION

           1. (A)(10)       Form of investment application (retail account) 2
           1. (A)(11)       Form of IRA application 3
           1. (A)(11)(a)    Code of Ethics 4
           1. (B)(a)        Written consents of PricewaterhouseCoopers LLP and
                            Ernst & Young LLP 4
           2.               Opinion of counsel as to the legality of the
                            securities being registered 2
           3. (1)(b)        Not applicable
           3. (1)(c)        Not applicable
           4.               Not applicable
                            ___________________________

                            1 Previously filed. Incorporated herein by reference
                              from the exhibit filed with Registrant's initial registration statement (File No. 333-42113) as filed with the Securities and Exchange Commission (the "SEC") on December 12, 1997 (Accession No. 0001016964-97-000166).

                           2 Previously filed. Incorporated herein by reference from the exhibits filed in Pre-Effective Amendment No. 1 to the registration statement as filed with the SEC on March 13, 1998 (Accession No. 0001016964-98-000018).

                           3 Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 4 to the registration statement as filed with the SEC on May 1, 2001 (Accession No. 0001016964-01-500018).

                           4  Filed herewith.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pioneer Independence Plans, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 29th day of April 2003.

                                         PIONEER INDEPENDENCE PLANS
                                            (Name of Registrant)

                                         By:  PIONEER FUNDS DISTRIBUTOR, INC.



                                         By:  /s/ Daniel T. Geraci
                                              Daniel T. Geraci
                                              President


         Pursuant to the requirements of the Securities Act of 1933, the registrant's sponsor has duly caused this registration statement to be signed on the registrant's behalf by following persons in the capacities indicated on April 29, 2003:

Signature                       Title

/s/ Daniel T. Geraci            President (Chief Executive         )
Daniel T. Geraci                Officer) and Director, Pioneer     )
                                Funds Distributor, Inc.            )
                                                                   )
                                                                   )
/s/ Steven M. Graziano          Director, Pioneer Funds            )
Steven M. Graziano              Distributor, Inc.                  )
                                                                   )
                                                                   )
/s/ William F. O'Grady          Director, Pioneer Funds            )
William F. O'Grady              Distributor, Inc.                  )
                                                                   )
                                                                   )
/s/ Mark D. Goodwin             Treasurer (Principal Financial     )
Mark D. Goodwin                 and Accounting Officer), Pioneer   )
                                Funds Distributor, Inc.            )